OTHER OPERATING INCOME (EXPENSES), NET (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Operating Income Expenses Net
Recovery of expenses (1)	[1]	R$ 128,895	R$ 135,662	R$ 408,161
Provision reversal		1,462	1,143	73,361
Scrap sales		16,226	12,763	12,204
Provision for civil and tax risks		(102,539)	33,311	(68,295)
Other employees benefits		(19,519)	(52,521)	(27,741)
Insurance claims costs		(22,366)	(35,102)	(8,762)
Gains (losses) on the disposal of non-financial assets		(3,985)	141,211	(40,220)
Demobilization expenses		1,398	(6,814)	(19,988)
Expenses with investigations (2)	[2]	(588,774)	(9,003)
Expected credit losses in other receivables		102	(579)	(989)
Impairment of investments				(62,090)
Other		43,830	(8,808)	(32,318)
Other operating income (expenses), net		R$ (545,270)	R$ 211,263	R$ 233,323

[1]	Includes recovery of PIS, COFINS and ICMS taxes on inputs, INSS and other in the amount of R$47,661 for year ended December 31, 2022 (R$62,439 for the year ended December 31, 2021), (R$295,593 of recovery of PIS and COFINS taxes on inputs for the year ended December 31, 2020).
[2]	As mentioned in note 1.3.